Dec. 8, 2022
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
  on behalf of RiverSource Variable Account 10
File Nos. 333-237302/811-07355
RiverSource RAVA 5 Access Variable Annuity
(offered for contract applications signed on or after June 22, 2020)
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus supplement for the above-referenced variable annuity does not differ from that contained in Registrant’s Post-Effective Amendment No. 4 (Amendment). This Amendment was filed electronically on December 2, 2022.
If you have any questions regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary